Phoenix Investment Partners

FEBRUARY 28, 1999

HOLLISTER-SM-

SEMIANNUAL REPORT

Phoenix-Hollister
Small Cap Value Fund

Phoenix-Hollister
Value Equity Fund

[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide this financial summary for the Phoenix-Hollister Small Cap Value Fund and the Phoenix-Hollister Value Equity Fund for the six months ended February 28, 1999.

  The last six months marked another period of wide disparity in performance of large-capitalization stocks versus small-capitalization stocks and growth-oriented investment styles versus value investing. For example, the Russell 1000 Growth Index(1) was up 37.9%, while the Russell 1000 Value Index(2) gained 22.5% for the period. The Russell 2000 Growth Index(3) rose 29.3%, but the Russell 2000 Value Index(4) only returned 4.9%.

  During such market extremes, it is important to keep a long-term perspective. We believe that by remaining true to our investment discipline, we will continue to add value for our shareholders over the long term. Of course, past performance is not a guarantee of future results.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MARCH 3, 1999

(1) THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF LARGE-CAPITALIZATION, GROWTH-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF LARGE-CAPITALIZATION, VALUE-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(3) THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF SMALL-CAPITALIZATION, GROWTH-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(4) THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF SMALL-CAPITALIZATION, VALUE-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Hollister Small Cap Value Fund

                        INVESTMENTS AT FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     ---------   ------------

COMMON STOCKS--84.7%

BIOTECHNOLOGY--3.6%
Cell Genesys, Inc.(b)...................                95,000   $    581,875
ICOS Corp.(b)...........................                23,000        563,500
                                                                 ------------
                                                                    1,145,375
                                                                 ------------

COMMUNICATIONS EQUIPMENT--9.6%
Aware, Inc.(b)..........................                12,000        415,500
C-Cube Microsystems, Inc.(b)............                31,000        581,250
Com21, Inc.(b)..........................                16,000        377,000
General Instrument Corp.(b).............                32,000        936,000
Terayon Communication Systems,
Inc.(b).................................                24,000        745,500
                                                                 ------------
                                                                    3,055,250
                                                                 ------------

COMPUTERS (HARDWARE)--2.0%
Data General Corp.(b)...................                46,000        635,375
COMPUTERS (NETWORKING)--2.4%
Emulex Corp.(b).........................                20,000        750,000

COMPUTERS (PERIPHERALS)--2.9%
Hutchinson Technology, Inc.(b)..........                20,000        622,500
Maxtor Corp.(b).........................                35,000        288,750
                                                                 ------------
                                                                      911,250
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--3.1%
Autodesk, Inc...........................                16,000        642,000
Black Box Corp.(b)......................                11,000        354,750
                                                                 ------------
                                                                      996,750
                                                                 ------------
CONSUMER FINANCE--0.4%
New Century Financial Corp.(b)..........                10,000        117,500
ELECTRONICS (COMPONENT DISTRIBUTORS)--1.0%
AFC Cable Systems, Inc.(b)..............                 4,000        132,500
CHS Electronics, Inc.(b)................                25,000        175,000
                                                                 ------------
                                                                      307,500
                                                                 ------------

ELECTRONICS (INSTRUMENTATIONS)--2.4%
Electro Scientific Industries,
Inc.(b).................................                 2,500         91,406
SMART Modular Technologies, Inc.(b).....                42,000        674,625
                                                                 ------------
                                                                      766,031
                                                                 ------------

                                                      SHARES        VALUE
                                                     ---------   ------------

ELECTRONICS (SEMICONDUCTORS)--4.4%
Amkor Technology, Inc.(b)...............                45,000   $    472,500
Dallas Semiconductor Corp...............                26,000        919,750
                                                                 ------------
                                                                    1,392,250
                                                                 ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.4%
Dura Pharmaceuticals, Inc.(b)...........                65,000        914,062
Ligand Pharmaceuticals, Inc. Class
B(b)....................................                17,000        166,812
                                                                 ------------
                                                                    1,080,874
                                                                 ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
Summit Technology, Inc.(b)..............                30,000        184,219

HOMEBUILDING--3.5%
Lennar Corp.............................                30,000        695,625
Toll Brothers, Inc.(b)..................                22,000        431,750
                                                                 ------------
                                                                    1,127,375
                                                                 ------------

INSURANCE (MULTI-LINE)--6.6%
Ambac Financial Group, Inc..............                12,000        672,000
Everest Reinsurance Holdings, Inc.......                 5,000        165,937
Horace Mann Educators Corp..............                36,000        843,750
NAC Re Corp.............................                 5,000        270,312
RenaissanceRe Holdings Ltd..............                 4,500        153,000
                                                                 ------------
                                                                    2,104,999
                                                                 ------------

INSURANCE (PROPERTY-CASUALTY)--7.5%
Chartwell Re Corp.......................                13,500        291,937
Commerce Group, Inc. (The)..............                30,000        802,500
Fremont General Corp....................                47,000        928,250
Selective Insurance Group, Inc..........                20,000        364,375
                                                                 ------------
                                                                    2,387,062
                                                                 ------------

MANUFACTURING (DIVERSIFIED)--0.8%
Furon Co................................                22,500        267,188

RAILROADS--1.0%
RailTex, Inc.(b)........................                30,000        326,250

REITS--6.2%
Health Care REIT, Inc...................                20,000        463,750
Hospitality Properties Trust............                10,500        270,375
LaSalle Hotel Properties................                40,000        477,500
RFS Hotel Investors, Inc................                24,000        280,500

2                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                                                      SHARES        VALUE
                                                     ---------   ------------
REITS--CONTINUED
Sunstone Hotel Investors, Inc...........                60,000   $    480,000
                                                                 ------------
                                                                    1,972,125
                                                                 ------------
RESTAURANTS--0.5%
Lone Star Steakhouse & Saloon,
Inc.(b).................................                16,000        145,000
RETAIL (BUILDING SUPPLIES)--0.1%
Hughes Supply, Inc......................                 2,000         40,375

RETAIL (SPECIALTY)--3.5%
Claire's Stores, Inc....................                51,000      1,125,188

RETAIL (SPECIALTY-APPAREL)--1.1%
Talbots, Inc. (The).....................                15,000        362,813

SAVINGS & LOAN COMPANIES--6.1%
Bank United Corp. Class A...............                12,500        493,750
Charter One Financial, Inc..............                29,500        849,969
Washington Federal, Inc.................                26,400        594,000
                                                                 ------------
                                                                    1,937,719
                                                                 ------------
SERVICES (ADVERTISING/MARKETING)--0.0%
Purchase Point Media Corp.(b)...........                 1,000          2,000
SERVICES (COMMERCIAL & CONSUMER)--1.6%
Wackenhut Corp. (The) Class A...........                23,000        520,375

SPECIALTY PRINTING--4.4%
Valassis Communications, Inc.(b)........                22,000      1,056,000
World Color Press, Inc.(b)..............                14,000        347,375
                                                                 ------------
                                                                    1,403,375
                                                                 ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--2.5%
Crown Castle International Corp.(b).....                22,000        374,000
Iridium World Communications Ltd. Class
A(b)....................................                16,000        413,000
                                                                 ------------
                                                                      787,000
                                                                 ------------

TEXTILES (APPAREL)--1.1%
Quiksilver, Inc.(b).....................                10,000        339,375

WASTE MANAGEMENT--2.4%
United States Filter Corp.(b)...........                31,000        761,438
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $27,897,627)                                      26,952,031
-----------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                     ---------   ------------

FOREIGN COMMON STOCKS--0.7%

FINANCIAL (DIVERSIFIED)--0.7%
London Pacific Group Ltd. Sponsored ADR
(London)................................                18,000   $    232,875
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $260,048)                                            232,875
-----------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--13.4%

AMEX Basic Industries Select Sector
Depository Receipts.....................                 5,000        106,211

AMEX Consumer Staples Select Sector
Depository Receipts.....................                20,000        530,313

AMEX Financial Select Sector Depository
Receipts................................                55,000      1,318,281
Diamonds Trust, Series I................                 7,500        697,969
S&P 500 Depository Receipts.............                13,100      1,620,306
-----------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $4,213,950)                                        4,273,080
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.8%
(IDENTIFIED COST $32,371,625)                                      31,457,986
-----------------------------------------------------------------------------

                                      STANDARD       PAR
                                      & POOR'S      VALUE
                                       RATING       (000)
                                      ---------   ---------

SHORT-TERM OBLIGATIONS--1.8%

COMMERCIAL PAPER--1.8%
Corporate Asset Funding Co., Inc.
4.90%, 3/1/99.......................    A-1+      $     575         575,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $575,000)                                          575,000
---------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $32,946,625)                                    32,032,986(a)
Cash and receivables, less liabilities--(0.6%)                     (187,243)
                                                              -------------
NET ASSETS--100.0%                                            $  31,845,743
                                                              -------------
                                                              -------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,303,848 and gross depreciation of $3,322,191 for federal income tax purposes. At February 28, 1999, the aggregate cost of securities for federal income tax purposes was $33,051,329.
(b)  Non-income producing.

                       See Notes to Financial Statements                       3

Phoenix-Hollister Small Cap Value Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $32,946,625)                               $   32,032,986
Cash                                                                   1,598
Receivables
  Investment securities sold                                       1,208,723
  Fund shares sold                                                   207,608
  Dividends and interest                                               9,974
Prepaid expenses                                                         562
                                                              --------------
    Total assets                                                  33,461,451
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,400,070
  Fund shares repurchased                                             49,291
  Investment advisory fee                                             55,138
  Transfer agent fee                                                  20,465
  Distribution fee                                                    13,386
  Financial agent fee                                                  4,539
  Trustees' fee                                                        4,281
Accrued expenses                                                      68,538
                                                              --------------
    Total liabilities                                              1,615,708
                                                              --------------
NET ASSETS                                                    $   31,845,743
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   34,267,478
Undistributed net investment loss                                    (31,207)
Accumulated net realized loss                                     (1,476,889)
Net unrealized depreciation                                         (913,639)
                                                              --------------
NET ASSETS                                                    $   31,845,743
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,876,520)                 2,066,565
Net asset value per share                                              $9.62
Offering price per share $9.62/(1-4.75%)                              $10.10
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,722,672)                    809,887
Net asset value and offering price per share                           $9.54
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $4,246,551)                    445,344
Net asset value and offering price per share                           $9.54

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $     199,596
Interest                                                             13,076
                                                              -------------
    Total investment income                                         212,672
                                                              -------------
EXPENSES
Investment advisory fee                                             130,629
Distribution fee, Class A                                            22,686
Distribution fee, Class B                                            36,505
Distribution fee, Class C                                            17,757
Distribution fee, Class M                                                34
Financial agent fee                                                  25,800
Transfer agent                                                       41,008
Registration                                                         24,223
Professional                                                         13,417
Trustees                                                              9,973
Custodian                                                             5,507
Printing                                                              3,335
Miscellaneous                                                         2,183
                                                              -------------
    Total expenses                                                  333,057
    Less expenses borne by investment adviser                       (89,178)
                                                              -------------
    Net expenses                                                    243,879
                                                              -------------
NET INVESTMENT LOSS                                                 (31,207)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (1,416,554)
Net change in unrealized appreciation (depreciation) on
  investments                                                     5,827,049
                                                              -------------
NET GAIN ON INVESTMENTS                                           4,410,495
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   4,379,288
                                                              -------------
                                                              -------------

4                      See Notes to Financial Statements

Phoenix-Hollister Small Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months        From
                                             Ended        Inception
                                            2/28/99      11/20/97 to
                                          (Unaudited)      8/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $    (31,207)  $    (66,488)
  Net realized gain (loss)                  (1,416,554)        12,932
  Net change in unrealized appreciation
    (depreciation)                           5,827,049     (6,740,688)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                4,379,288     (6,794,244)
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                  (29,557)            --
  Net realized gains, Class B                  (11,989)            --
  Net realized gains, Class C                   (5,756)            --
  In excess of net investment income,
    Class A                                         --        (27,475)
  In excess of net investment income,
    Class B                                         --         (2,932)
  In excess of net investment income,
    Class C                                         --         (1,800)
  In excess of net investment income,
    Class M                                         --           (251)
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (47,302)       (32,458)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (530,322
    and 2,003,648 shares, respectively)      5,077,850     20,830,478
  Net asset value of shares issued from
    reinvestment of distributions (2,696
    and 2,693 shares, respectively)             26,936         26,901
  Cost of shares repurchased (257,084
    and 215,710 shares, respectively)       (2,425,063)    (2,249,618)
                                          ------------   ------------
Total                                        2,679,723     18,607,761
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (155,957
    and 779,154 shares, respectively)        1,425,057      8,252,028
  Net asset value of shares issued from
    reinvestment of distributions (1,055
    and 224 shares, respectively)               10,468          2,235
  Cost of shares repurchased (81,121 and
    45,382 shares, respectively)              (757,854)      (463,815)
                                          ------------   ------------
Total                                          677,671      7,790,448
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (147,399
    and 381,563 shares, respectively)        1,377,342      4,020,977
  Net asset value of shares issued from
    reinvestment of distributions (397
    and 102 shares, respectively)                3,935          1,015
  Cost of shares repurchased (45,780 and
    38,337 shares, respectively)              (427,005)      (402,328)
                                          ------------   ------------
Total                                          954,272      3,619,664
                                          ------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    14,556 shares, respectively)                    --        146,910
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    25 shares, respectively)                        --            250
  Cost of shares repurchased (10,849 and
    3,732 shares, respectively)                (95,668)       (40,572)
                                          ------------   ------------
Total                                          (95,668)       106,588
                                          ------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             4,215,998     30,124,461
                                          ------------   ------------
  NET INCREASE IN NET ASSETS                 8,547,984     23,297,759
NET ASSETS
  Beginning of period                       23,297,759              0
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(31,207) AND $0, RESPECTIVELY]       $ 31,845,743   $ 23,297,759
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                       5

Phoenix-Hollister Small Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                        CLASS A
                                               --------------------------
                                                                  FROM
                                               SIX MONTHS       INCEPTION
                                                 ENDED          11/20/97
                                                2/28/99            TO
                                               (UNAUDITED)       8/31/98
Net asset value, beginning of period             $  8.11         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        --(2)        (0.01)(1)(2)
  Net realized and unrealized gain (loss)           1.53           (1.85)
                                               ----------       ---------
      TOTAL FROM INVESTMENT OPERATIONS              1.53           (1.86)
                                               ----------       ---------
LESS DISTRIBUTIONS
  Dividends from net realized gains                (0.02)             --
  In excess of net investment income                  --           (0.03)
                                               ----------       ---------
      TOTAL DISTRIBUTIONS                          (0.02)          (0.03)
                                               ----------       ---------
Change in net asset value                           1.51           (1.89)
                                               ----------       ---------
NET ASSET VALUE, END OF PERIOD                   $  9.62         $  8.11
                                               ----------       ---------
                                               ----------       ---------
Total return(5)                                    18.80%(6)      (18.64)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $19,877         $14,519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.40%(7)        1.40%(7)
  Net investment income (loss)                      0.07%(7)       (0.14)%(7)
Portfolio turnover                                    97%(6)         105%(6)

                                                              CLASS B
                                                     --------------------------
                                                                        FROM
                                                     SIX MONTHS       INCEPTION
                                                       ENDED          11/20/97
                                                      2/28/99            TO
                                                     (UNAUDITED)       8/31/98
Net asset value, beginning of period                   $  8.07         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           (0.03)(3)       (0.08)(1)(3)
  Net realized and unrealized gain (loss)                 1.52           (1.82)
                                                     ----------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                    1.49           (1.90)
                                                     ----------       ---------
LESS DISTRIBUTIONS
  Dividends from net realized gains                      (0.02)             --
  In excess of net investment income                        --           (0.03)
                                                     ----------       ---------
      TOTAL DISTRIBUTIONS                                (0.02)          (0.03)
                                                     ----------       ---------
Change in net asset value                                 1.47           (1.93)
                                                     ----------       ---------
NET ASSET VALUE, END OF PERIOD                         $  9.54         $  8.07
                                                     ----------       ---------
                                                     ----------       ---------
Total return(5)                                          18.39%(6)      (19.07)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $7,723          $5,922
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                      2.15%(7)        2.15%(7)
  Net investment income (loss)                           (0.68)%(7)      (1.01)%(7)
Portfolio turnover                                          97%(6)         105%(6)

                                                        CLASS C
                                               --------------------------
                                                                  FROM
                                               SIX MONTHS       INCEPTION
                                                 ENDED          11/20/97
                                                2/28/99            TO
                                               (UNAUDITED)       8/31/98
Net asset value, beginning of period             $  8.07         $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     (0.02)(4)       (0.08)(1)(4)
  Net realized and unrealized gain (loss)           1.51           (1.82)
                                               ----------       ---------
      TOTAL FROM INVESTMENT OPERATIONS              1.49           (1.90)
                                               ----------       ---------
LESS DISTRIBUTIONS
  Dividends from net realized gains                (0.02)             --
  In excess of net investment income                  --           (0.03)
                                               ----------       ---------
      TOTAL DISTRIBUTIONS                          (0.02)          (0.03)
                                               ----------       ---------
Change in net asset value                           1.47           (1.93)
                                               ----------       ---------
NET ASSET VALUE, END OF PERIOD                   $  9.54         $  8.07
                                               ----------       ---------
                                               ----------       ---------
Total return(5)                                    18.39%(6)      (19.09)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $4,247          $2,770
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.15%(7)        2.15%(7)
  Net investment income (loss)                     (0.69)%(7)      (0.98)%(7)
Portfolio turnover                                    97%(6)         105%(6)

(1)  Computed using average shares outstanding.
(2) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.14, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.14, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.14, respectively.
(5)  Maximum sales charges are not reflected in the total return calculation.
(6)  Not annualized.
(7)  Annualized.

6                      See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                        INVESTMENTS AT FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     --------   -------------

COMMON STOCKS--95.7%

BANKS (MAJOR REGIONAL)--2.0%
Bank One Corp...........................               14,000   $     752,500
BANKS (MONEY CENTER)--8.1%
BankAmerica Corp........................               20,000       1,306,250
Chase Manhattan Corp. (The).............               17,500       1,393,437
Morgan (J.P.) & Co., Inc................                3,000         334,312
                                                                -------------
                                                                    3,033,999
                                                                -------------
BEVERAGES (ALCOHOLIC)--2.1%
Anheuser-Busch Companies, Inc...........               10,000         766,875

BROADCASTING (TELEVISION, RADIO & CABLE)--2.0%
MediaOne Group, Inc.(b).................               14,000         763,000

CHEMICALS (DIVERSIFIED)--2.7%
Monsanto Co.............................               22,000       1,002,375

COMMUNICATIONS EQUIPMENT--1.7%
Motorola, Inc...........................                9,000         632,250

COMPUTERS (HARDWARE)--3.1%
Sun Microsystems, Inc.(b)...............               12,000       1,167,750
COMPUTERS (NETWORKING)--1.2%
3Com Corp.(b)...........................               14,000         440,125

ELECTRICAL EQUIPMENT--1.5%
Honeywell, Inc..........................                8,000         559,500

ELECTRONICS (SEMICONDUCTORS)--3.2%
Intel Corp..............................               10,000       1,199,375

ENTERTAINMENT--1.8%
Royal Caribbean Cruises Ltd.............               20,000         660,000

FINANCIAL (DIVERSIFIED)--14.9%
American Express Co.....................                7,000         759,500
Citigroup, Inc..........................               26,000       1,527,500
Fannie Mae..............................               15,000       1,050,000
Freddie Mac.............................               18,000       1,059,750
SLM Holding Corp........................               28,000       1,200,500
                                                                -------------
                                                                    5,597,250
                                                                -------------

FOODS--1.5%
Hershey Foods Corp......................                9,000         560,250

                                                      SHARES        VALUE
                                                     --------   -------------

HEALTH CARE (DIVERSIFIED)--3.8%
American Home Products Corp.............               12,000   $     714,000
Mylan Laboratories, Inc.................               25,500         696,469
                                                                -------------
                                                                    1,410,469
                                                                -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.8%
Lilly (Eli) & Co........................               11,000       1,041,563

INSURANCE (MULTI-LINE)--5.7%
American International Group, Inc.......               12,000       1,367,250
CIGNA Corp..............................               10,000         785,000
                                                                -------------
                                                                    2,152,250
                                                                -------------

INVESTMENT BANKING/BROKERAGE--1.6%
Merrill Lynch & Co., Inc................                8,000         614,000

LEISURE TIME (PRODUCTS)--2.0%
Mattel, Inc.............................               28,000         738,500

MANUFACTURING (DIVERSIFIED)--5.2%
Corning, Inc............................               18,000         963,000
Eaton Corp..............................                6,000         416,250
Illinios Tool Works, Inc................                8,000         550,000
                                                                -------------
                                                                    1,929,250
                                                                -------------

MANUFACTURING (SPECIALIZED)--3.1%
Diebold, Inc............................               40,000       1,167,500

OFFICE EQUIPMENT & SUPPLIES--2.4%
Pitney Bowes, Inc.......................               14,000         884,625

PHOTOGRAPHY/IMAGING--2.1%
Eastman Kodak Co........................               12,000         794,250

PUBLISHING (NEWSPAPERS)--0.7%
New York Times Co. (The) Class A........                9,000         279,000

RAILROADS--0.6%
Union Pacific Corp......................                5,000         234,375

RESTAURANTS--3.4%
McDonald's Corp.........................               15,000       1,275,000

RETAIL (GENERAL MERCHANDISE)--2.5%
Dayton Hudson Corp......................               15,000         938,438

SAVINGS & LOAN COMPANIES--1.7%
Washington Mutual, Inc..................               16,000         640,000

                       See Notes to Financial Statements                       7

Phoenix-Hollister Value Equity Fund

                                                      SHARES        VALUE
                                                     --------   -------------
SERVICES (DATA PROCESSING)--1.6%
First Data Corp.........................               16,000   $     612,000

TELECOMMUNICATIONS (LONG DISTANCE)--7.4%
AT&T Corp...............................               17,000       1,396,125
MCI WorldCom, Inc.(b)...................               16,500       1,361,250
                                                                -------------
                                                                    2,757,375
                                                                -------------
TELEPHONE--3.3%
BellSouth Corp..........................               17,000         786,250
GTE Corp................................                7,000         454,125
                                                                -------------
                                                                    1,240,375
                                                                -------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $30,651,699)                                      35,844,219
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.2%
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Telesp Celular Participacoes SA ADR
(Brazil)(b).............................                8,000         168,000

                                                      SHARES        VALUE
                                                     --------   -------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Embratel Participacoes SA ADR
(Brazil)(b).............................               10,000   $     136,250

TELEPHONE--0.4%
Telesp Participacoes SA ADR
(Brazil)(b).............................                8,000         132,000
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $592,933)                                            436,250
-----------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--4.9%
S&P 500 Depository Receipts.............               15,000       1,855,312
-----------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $1,907,137)                                        1,855,312
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $33,151,769)                                      38,135,781(a)
Cash and receivables, less liabilities--(1.8%)                       (683,989)
                                                                -------------
NET ASSETS--100.0%                                              $  37,451,792
                                                                -------------
                                                                -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,400,926 and gross depreciation of $469,173 for federal income tax purposes. At February 28, 1999, the aggregate cost of securities for federal income tax purposes was $33,204,028.
(b)  Non-income producing.

8                      See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $33,151,769)                               $   38,135,781
Cash                                                                 378,171
Receivables
  Investment securities sold                                         782,117
  Dividends and interest                                              59,653
  Fund shares sold                                                    39,762
Prepaid expenses                                                         628
                                                              --------------
    Total assets                                                  39,396,112
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,759,387
  Fund shares repurchased                                                 31
  Investment advisory fee                                             73,821
  Transfer agent fee                                                  16,780
  Distribution fee                                                    13,235
  Financial agent fee                                                  4,776
  Trustees' fee                                                        4,281
Accrued expenses                                                      72,009
                                                              --------------
    Total liabilities                                              1,944,320
                                                              --------------
NET ASSETS                                                    $   37,451,792
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   33,657,133
Undistributed net investment loss                                    (47,191)
Accumulated net realized loss                                     (1,142,162)
Net unrealized appreciation                                        4,984,012
                                                              --------------
NET ASSETS                                                    $   37,451,792
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $26,732,921)                 2,241,750
Net asset value per share                                             $11.93
Offering price per share $11.93/(1-4.75%)                             $12.52
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,707,019)                    650,067
Net asset value and offering price per share                          $11.86
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,011,852)                    253,922
Net asset value and offering price per share                          $11.86

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   238,669
Interest                                                            4,453
Foreign taxes withheld                                               (781)
                                                              -----------
    Total investment income                                       242,341
                                                              -----------
EXPENSES
Investment advisory fee                                           124,768
Distribution fee, Class A                                          29,819
Distribution fee, Class B                                          33,764
Distribution fee, Class C                                          13,155
Distribution fee, Class M                                              42
Financial agent fee                                                27,321
Registration                                                       38,951
Transfer agent                                                     37,868
Custodian                                                          13,990
Professional                                                       10,397
Printing                                                            7,714
Trustees                                                            1,594
Miscellaneous                                                       2,188
                                                              -----------
    Total expenses                                                341,571
    Less expenses borne by investment adviser                     (98,431)
                                                              -----------
    Net expenses                                                  243,140
                                                              -----------
NET INVESTMENT LOSS                                                  (799)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (562,487)
Net change in unrealized appreciation (depreciation) on
  investments                                                   9,829,989
                                                              -----------
NET GAIN ON INVESTMENTS                                         9,267,502
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 9,266,703
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements                       9

Phoenix-Hollister Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months        From
                                             Ended        Inception
                                            2/28/99       11/5/97 to
                                          (Unaudited)      8/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $       (799)  $     15,327
  Net realized gain (loss)                    (562,487)      (579,675)
  Net change in unrealized appreciation
    (depreciation)                           9,829,989     (4,845,977)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                9,266,703     (5,410,325)
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (110,602)       (11,186)
  Net investment income, Class B                (3,841)        (2,802)
  Net investment income, Class C                (1,766)        (1,239)
  Net investment income, Class M                    --           (100)
  In excess of net investment income,
    Class A                                         --         (6,975)
  In excess of net investment income,
    Class B                                         --         (1,747)
  In excess of net investment income,
    Class C                                         --           (773)
  In excess of net investment income,
    Class M                                         --            (61)
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (116,209)       (24,883)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (177,356
    and 2,356,722 shares, respectively)      1,950,352     25,504,049
  Net asset value of shares issued from
    reinvestment of distributions (9,457
    and 1,823 shares, respectively)            109,705         18,045
  Cost of shares repurchased (155,161
    and 148,447 shares, respectively)       (1,664,340)    (1,615,279)
                                          ------------   ------------
Total                                          395,717     23,906,815
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (102,817
    and 621,551 shares, respectively)        1,102,356      6,514,113
  Net asset value of shares issued from
    reinvestment of distributions (298
    and 370 shares, respectively)                3,446          3,662
  Cost of shares repurchased (48,148 and
    26,821 shares, respectively)              (527,745)      (296,436)
                                          ------------   ------------
Total                                          578,057      6,221,339
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (42,174
    and 260,718 shares, respectively)          424,667      2,734,842
  Net asset value of shares issued from
    reinvestment of distributions (121
    and 108 shares, respectively)                1,405          1,073
  Cost of shares repurchased (13,752 and
    35,447 shares, respectively)              (144,706)      (375,236)
                                          ------------   ------------
Total                                          281,366      2,360,679
                                          ------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    12,175 shares, respectively)                    --        122,245
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    16 shares, respectively)                        --            161
  Cost of shares repurchased (10,024 and
    2,167 shares, respectively)               (105,146)       (24,727)
                                          ------------   ------------
Total                                         (105,146)        97,679
                                          ------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             1,149,994     32,586,512
                                          ------------   ------------
  NET INCREASE IN NET ASSETS                10,300,488     27,151,304
NET ASSETS
  Beginning of period                       27,151,304              0
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(47,191) AND $69,817, RESPECTIVELY]  $ 37,451,792   $ 27,151,304
                                          ------------   ------------
                                          ------------   ------------

10                     See Notes to Financial Statements

Phoenix-Hollister Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                         CLASS A                                 CLASS B
                                          -------------------------------------   -------------------------------------
                                                SIX MONTHS             FROM             SIX MONTHS             FROM
                                                   ENDED             INCEPTION             ENDED             INCEPTION
                                                  2/28/99           11/5/97 TO            2/28/99           11/5/97 TO
                                                (UNAUDITED)           8/31/98           (UNAUDITED)           8/31/98
Net asset value, beginning of period              $  8.94             $ 10.00             $  8.89             $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.01(2)             0.03(1)(2)           (0.03)(3)         (0.04)(1)(3)
  Net realized and unrealized gain
    (loss)                                           3.03               (1.07)               3.01               (1.05)
                                                   ------           -----------            ------           -----------
      TOTAL FROM INVESTMENT OPERATIONS               3.04               (1.04)               2.98               (1.09)
                                                   ------           -----------            ------           -----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.05)              (0.01)              (0.01)              (0.01)
  In excess of net investment income                   --               (0.01)                 --               (0.01)
                                                   ------           -----------            ------           -----------
      TOTAL DISTRIBUTIONS                           (0.05)              (0.02)              (0.01)              (0.02)
                                                   ------           -----------            ------           -----------
Change in net asset value                            2.99               (1.06)               2.97               (1.11)
                                                   ------           -----------            ------           -----------
NET ASSET VALUE, END OF PERIOD                    $ 11.93             $  8.94             $ 11.86             $  8.89
                                                   ------           -----------            ------           -----------
                                                   ------           -----------            ------           -----------
Total return(5)                                     33.87%(6)          (10.28)%(6)           33.48%(6)         (10.92)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $26,733             $19,766              $7,707              $5,291

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.25%(7)            1.25%(7)            2.00%(7)            2.00%(7)
  Net investment income (loss)                       0.20%(7)            0.31%(7)           (0.54)%(7)          (0.45)%(7)
Portfolio turnover                                     79%(6)              59%(6)              79%(6)              59%(6)

                                                         CLASS C
                                          -------------------------------------
                                                SIX MONTHS             FROM
                                                   ENDED             INCEPTION
                                                  2/28/99           11/5/97 TO
                                                (UNAUDITED)           8/31/98
Net asset value, beginning of period              $  8.89             $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      (0.03)(4)           (0.04)(1)(4)
  Net realized and unrealized gain
    (loss)                                           3.01               (1.05)
                                                   ------           -----------
      TOTAL FROM INVESTMENT OPERATIONS               2.98               (1.09)
                                                   ------           -----------
LESS DISTRIBUTIONS
  Dividends from net investment income              (0.01)              (0.01)
  In excess of net investment income                   --               (0.01)
                                                   ------           -----------
      TOTAL DISTRIBUTIONS                           (0.01)              (0.02)
                                                   ------           -----------
Change in net asset value                            2.97               (1.11)
                                                   ------           -----------
NET ASSET VALUE, END OF PERIOD                    $ 11.86             $  8.89
                                                   ------           -----------
                                                   ------           -----------
Total return(5)                                     33.34%(6)          (10.86)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $3,012              $2,005
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.00%(7)            2.00%(7)
  Net investment income (loss)                      (0.54)%(7)          (0.45)%(7)
Portfolio turnover                                     79%(6)              59%(6)

(1)  Computed using average shares outstanding.
(2) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.15, respectively.
(3) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.15, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.15, respectively.
(5)  Maximum sales charges are not reflected in the total return calculation.
(6)  Not annualized.
(7)  Annualized.

                       See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Hollister Small Cap Value Fund seeks long-term capital appreciation. Phoenix-Hollister Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED) (CONTINUED)

directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                            1st $1       $1-2        $2+
Fund                                       Billion     Billion     Billion
----------------------------------------  ----------  ----------  ----------
Small Cap Value Fund....................       0.90%       0.85%       0.80%
Value Equity Fund.......................       0.75%       0.70%       0.65%

  The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1999, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                                           Class A      Class B      Class C
                                           Shares       Shares       Shares
                                         -----------  -----------  -----------
Small Cap Value Fund...................        1.40%        2.15%        2.15%
Value Equity Fund......................        1.25%        2.00%        2.00%

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $5,603 for Class A shares, and deferred sales charges of $18,350 for Class B shares and $2,914 for Class C shares for the six months ended February 28, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 1999, $117,255 was retained by the Distributor, $32,982 was paid to unaffiliated participants, and $3,525 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of each Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 1999, transfer agent fees were $78,876 of which PEPCO retained $2,342 which is net of the fees paid to State Street.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED) (CONTINUED)

  At February 28, 1999, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                              Shares         Value
                                           ------------   ------------
Small Cap Value Fund-Class A.............       472,213   $  4,542,694
Small Cap Value Fund-Class B.............        10,044         95,822
Small Cap Value Fund-Class C.............        10,041         95,793
Value Equity Fund-Class A................     1,318,805     15,734,539
Value Equity Fund-Class B................        10,025        118,902
Value Equity Fund-Class C................        10,022        118,864

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended February 28, 1999 (excluding U.S. Government and agency securities, and short-term securities) aggregated the following:

                                              Purchases        Sales
                                             ------------   ------------
Small Cap Value Fund.......................  $ 31,739,375   $ 28,018,418
Value Equity Fund..........................    28,524,422     26,559,737

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 1999.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  Under current tax law, capital losses realized after October 31, 1997 may be deferred and treated as occuring on the first day of the following fiscal year. For the year ended August 31, 1998, the Value Equity Fund deferred capital losses of $562,402.

  This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Christian C. Bertelsen, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION                           -----------------
PO Box 2200                                                        PRSRT STD
Enfield CT 06083-2200                                            U.S. Postage
                                                                     PAID
[LOGO] Phoenix                                                 Springfield, MA
       Investment Partners                                      Permit No. 444
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                                             PXP 214 (4/99)